1

QUARTERLY REPORT

PORTER & COMPANY PORTER PORTFOLIO INDEX ETF

Consolidated Schedule of InvestmentsJune 30, 2026 (unaudited)

		Shares	Value
58.51%	COMMON STOCKS
0.61%	COMMUNICATION SERVICES
	Tencent Holdings Ltd. ADR	1,288	$71,123

2.68%	CONSUMER DISCRETIONARY
	NVR, Inc.(A)	46	313,417

6.23%	CONSUMER STAPLES
	The Coca-Cola Co.	3,542	287,858
	The Hershey Company	1,518	266,333
	Philip Morris International, Inc.	966	174,759
			728,950
1.02%	ENERGY
	EQT Corp.	2,254	119,845

27.81%	FINANCIALS
	American Express Co.	322	108,917
	Axis Capital Holdings Ltd. ADR	6,394	686,971
	Chubb Ltd. ADR	1,242	423,199
	Kinsale Capital Group, Inc.	1,794	591,679
	Markel Corp.(A)	138	269,515
	Skyward Specialty Insurance Group(A)	11,316	660,289
	W. R. Berkley Corp.	7,268	512,612
			3,253,182
4.32%	HEALTH CARE
	Eli Lilly & Co.	184	220,695
	Johnson & Johnson	368	93,461
	Roche Holding AG ADR	3,726	191,330
			505,486
6.63%	INDUSTRIALS
	Caterpillar, Inc.	138	146,956
	General Electric Co.	92	34,383
	Illinois Tool Works, Inc.	368	99,533
	Union Pacific Corp.	644	175,168

QUARTERLY REPORT

PORTER & COMPANY PORTER PORTFOLIO INDEX ETF

Consolidated Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Waste Management, Inc.	874	$194,797
	Wolters Kluwer NV ADR	1,932	125,020
			775,857

3.56%	INFORMATION TECHNOLOGY
	Apple, Inc.	368	106,485
	Microsoft Corp.	368	137,271
	Oracle Corp.	276	40,448
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	276	131,809
			416,013

5.65%	MATERIALS
	Franco-Nevada Corp. ADR	3,174	661,589

58.51%	TOTAL COMMON STOCKS		6,845,462
	(Cost: $6,568,085)

40.32%	EXCHANGE TRADED FUNDS
11.62%	ALTERNATIVE INVESTMENTS - DIGITAL ASSETS
	Franklin Bitcoin ETF(A)(B)	40,102	1,359,859

6.15%	COMMODITIES - PRECIOUS METALS
	SPDR Gold Shares(A)(B)	1,952	719,078

8.16%	FIXED INCOME - HIGH YIELD CORPORATE
	Federated Hermes Short Duration High Yield ETF	41,446	954,916

7.93%	FIXED INCOME - INVESTMENT GRADE CORPORATE
	iShares 1-5 Year Investment Grade Corporate Bond ETF	17,710	928,181

QUARTERLY REPORT

PORTER & COMPANY PORTER PORTFOLIO INDEX ETF

Consolidated Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
6.46%	FIXED INCOME - U.S. GOVERNMENT
	iShares 1-3 Year Treasury Bond ETF	9,200	$755,412

40.32%	TOTAL EXCHANGE TRADED FUNDS		4,717,446
	(Cost: $4,836,054)

98.83%	TOTAL INVESTMENTS		11,562,908
	(Cost: $11,404,139)
1.17%	Other assets, net of liabilities		136,534
100.00%	NET ASSETS		$11,699,442

(A)Non-income producing

(B)All or a portion of these investments are a holding of the Porter & Company Porter Portfolio Index ETF (Caymen) Portfolio S.P. subsidiary.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

QUARTERLY REPORT

PORTER & COMPANY PORTER PORTFOLIO INDEX ETF

Consolidated Schedule of Investments - continuedJune 30, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes the inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$6,845,462	$—	$—	$6,845,462
Exchange Traded Funds	4,717,446	—	—	4,717,446
	$11,562,908	$—	$—	$11,562,908

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $11,404,139, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$344,971
Gross unrealized depreciation	(186,202)
Net unrealized appreciation (depreciation)	$158,769